Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [abstract]
Current liabilities	¥ 566,722	¥ 362,701
Non-current liabilities	385,001	270,169
Total	¥ 951,723	¥ 632,870